Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net interest expense		£ 1,904	£ 1,754	£ 1,898
– interest income	[1],[2]	6,535	3,149	4,086
– interest expense	[3]	(4,631)	(1,395)	(2,188)
Net fee income		1,261	1,413	1,400
– fee income		2,606	2,706	2,674
– fee expense		(1,345)	(1,293)	(1,274)
Net income from financial instruments held for trading or managed on a fair value basis		2,875	1,733	1,758
Insurance finance income (expenses) from insurance contracts issued recognised in profit or loss		(1,369)	1,214	254
Changes in fair value of long-term debt and related derivatives		102	(8)	17
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		143	493	285
Gains less losses from financial investments		(60)	60	95
Net insurance premium income		1,787	1,906	1,559
Losses/gains recognised on Assets held for sale	[4]	(1,947)	67	0
Other operating income	[4]	356	527	417
Total operating income		5,052	9,159	7,683
Net insurance claims, benefits paid and movement in liabilities to policyholders		(406)	(3,039)	(1,783)
Net operating income before change in expected credit losses and other credit impairment charges	[5]	4,646	6,120	5,900
Change in expected credit losses and other credit impairment charges		(222)	174	(808)
Net operating income		4,424	6,294	5,092
Total operating expenses		(5,353)	(5,462)	(6,705)
– employee compensation and benefits		(1,762)	(2,023)	(2,340)
– general and administrative expenses		(3,463)	(3,265)	(3,092)
– depreciation and impairment of property, plant and equipment and right of use assets		(103)	(110)	(372)
– amortisation and impairment of intangible assets		(25)	(64)	(901)
Operating (loss)/profit		(929)	832	(1,613)
Share of (loss)/profit in associates and joint ventures		(30)	191	(1)
Profit before tax		(959)	1,023	(1,614)
Tax credit		561	23	136
Profit for the year		(398)	1,046	(1,478)
(Loss)/profit attributable to the parent company		(408)	1,041	(1,488)
Profit attributable to non-controlling interests		£ 10	£ 5	£ 10

[1]	Interest income includes £5,512m (2021: £1,986m; 2020: £2,773m) of interest recognised on financial assets measured at amortised cost; £422m (2021: £659m; 2020: £656m) of negative interest recognised on financial liabilities and £601m (2021: £504m; 2020: £657m) of interest recognised on financial assets measured at fair value through other comprehensive income. Include within this is £59m (2021: £61m; 2020: £57m) interest recognised on impaired financial assets.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes £3,740m (2021: £616m; 2020: £1,299) of interest on financial liabilities, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.
[5]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.